Vessels, net, Vessel Acquisitions and Other Capital Expenditures (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)
Property, Plant and Equipment, Net [Abstract]
Number of vessels in fleet | Vessel	6
Aggregate carrying value	$ 58,045,628	$ 23,700,029
Magic Rainbow [Member]
Property, Plant and Equipment, Net [Abstract]
Vessel acquisition and other capital expenditures	7,850,000
Magic Horizon [Member]
Property, Plant and Equipment, Net [Abstract]
Vessel acquisition and other capital expenditures	12,750,000
Magic Nova [Member]
Property, Plant and Equipment, Net [Abstract]
Vessel acquisition and other capital expenditures	13,860,000
Magic P and Magic Sun [Member]
Property, Plant and Equipment, Net [Abstract]
Vessel acquisition and other capital expenditures	$ 1,000,000
Vessels Mortgaged as Collateral [Member]
Property, Plant and Equipment, Net [Abstract]
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel	3
Aggregate carrying value	$ 23,393,835